Property and Equipment (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 68,132		$ 51,052	$ 26,648
Less: accumulated depreciation	(25,945)		(17,258)	(8,475)
Property and equipment, net	42,187		33,794	18,173
Depreciation and amortization expense	9,418	$ 6,584	9,000	6,300
Office furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,331		1,249	898
Computers
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,591		1,217	1,051
Machinery, equipment and vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,482		10,275	6,532
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,695		3,354	792
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,281		2,199	1,903
Assets under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,349		32,153	15,226
Less: accumulated depreciation	(13,028)		(8,062)	(3,900)
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,263		$ 605	$ 246